OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2022
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

15.   OTHER LONG-TERM LIABILITIES

As of December 31, 2021 and 2022, other long-term liabilities are mainly comprised of deposits from franchisees of RMB118,803,438 and RMB114,874,876 (USD16,655,291), respectively.